Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other financial assets [line items]
Other Financial Assets	$ 23,371,926	$ 15,235,484
Debtors from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	397,058	162,326
Debtors from spot sales of government securities pending settlement [member]
Disclosure of other financial assets [line items]
Other Financial Assets	3,482,549	1,871,480
Sundry debtors [member]
Disclosure of other financial assets [line items]
Other Financial Assets	13,332,784	7,275,171
Mutual funds [member]
Disclosure of other financial assets [line items]
Other Financial Assets	4,442,031	4,167,088
Premiums from financial guarantee contracts [member]
Disclosure of other financial assets [line items]
Other Financial Assets	298,923	730,600
Interest accrued receivable [member]
Disclosure of other financial assets [line items]
Other Financial Assets	1,456,260	1,018,145
Fiduciary participation certificates [member]
Disclosure of other financial assets [line items]
Other Financial Assets	12,038	47,177
Balances from claims pending recovery [member]
Disclosure of other financial assets [line items]
Other Financial Assets	15,121	43,284
Others [member]
Disclosure of other financial assets [line items]
Other Financial Assets		4,294
Minus: Allowances [member]
Disclosure of other financial assets [line items]
Other Financial Assets	$ (64,838)	$ (84,081)